Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Financial assets:
Available-for-sale financial assets			¥ 20,122,616
Trading assets	¥ 3,003,342	¥ 3,169,123	3,169,123
Derivative financial instruments	3,860,925	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,988,640	3,110,375	1,547,672
Debt investments	13,814,769
Equity instruments at fair value through other comprehensive income	4,680,685
Financial liabilities:
Trading liabilities	1,851,229	2,143,899	2,143,899
Derivative financial instruments	3,725,693	¥ 3,498,016	3,498,016
At fair value [member]
Financial assets:
Available-for-sale financial assets			20,231,498
Trading assets	3,003,342		3,169,123
Others			7,942
Derivative financial instruments	3,872,638		3,886,964
Financial assets at fair value through profit or loss	3,023,740		1,547,672
Debt investments	13,814,769
Investment securities at fair value through other comprehensive income	18,569,634
Total	28,469,354		28,843,199
Financial liabilities:
Trading liabilities	1,851,229		2,143,899
Derivative financial instruments	3,732,499		3,503,987
Others	(19,096)		7,492
Total	5,564,632		5,655,378
At fair value [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			15,939,723
Trading assets	2,545,838		2,732,402
Derivative financial instruments	129,385		87,316
Financial assets at fair value through profit or loss	249,413		541
Debt investments	10,915,431
Investment securities at fair value through other comprehensive income	15,198,949
Total	18,123,585		18,759,982
Financial liabilities:
Trading liabilities	1,688,206		1,981,776
Derivative financial instruments	146,071		109,331
Total	1,834,277		2,091,107
At fair value [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			3,447,269
Trading assets	457,504		436,721
Others			7,942
Derivative financial instruments	3,734,644		3,793,087
Financial assets at fair value through profit or loss	2,200,801		1,518,931
Debt investments	2,899,338
Investment securities at fair value through other comprehensive income	2,916,243
Total	9,309,192		9,203,950
Financial liabilities:
Trading liabilities	163,023		162,123
Derivative financial instruments	3,585,766		3,394,220
Others	(18,704)		6,659
Total	3,730,085		3,563,002
At fair value [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			844,506
Derivative financial instruments	8,609		6,561
Financial assets at fair value through profit or loss	573,526		28,200
Investment securities at fair value through other comprehensive income	454,442
Total	1,036,577		879,267
Financial liabilities:
Derivative financial instruments	662		436
Others	(392)		833
Total	270		1,269
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,545,666
Financial assets at fair value through profit or loss	3,002,535
Debt investments	3,669,616
Financial liabilities:
Trading liabilities	1,676,452
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,088,180
Financial assets at fair value through profit or loss	247,591
Debt investments	770,278
Financial liabilities:
Trading liabilities	1,615,466
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	457,486
Financial assets at fair value through profit or loss	2,200,571
Debt investments	2,899,338
Financial liabilities:
Trading liabilities	60,986
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	554,373
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	457,676
Financial liabilities:
Trading liabilities	174,777
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	457,658
Financial liabilities:
Trading liabilities	72,740
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	18
Financial liabilities:
Trading liabilities	102,037
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	21,205
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,822
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	230
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	19,153
At fair value [member] | Debt instruments [member]
Financial assets:
Available-for-sale financial assets			3,350,757
Trading assets			2,841,148
Financial assets at fair value through profit or loss			1,528,921
Financial liabilities:
Trading liabilities			2,008,711
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			700,500
Trading assets			2,424,460
Financial liabilities:
Trading liabilities			1,948,602
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			2,650,103
Trading assets			416,688
Financial assets at fair value through profit or loss			1,518,778
Financial liabilities:
Trading liabilities			60,109
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			154
Financial assets at fair value through profit or loss	554,373		10,143
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets			327,975
Financial liabilities:
Trading liabilities			135,188
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets			307,942
Financial liabilities:
Trading liabilities			33,174
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets			20,033
Financial liabilities:
Trading liabilities			102,014
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			844,352
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,100,264		2,072,654
Financial liabilities:
Derivative financial instruments	2,078,461		1,978,433
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	63,879		38,760
Financial liabilities:
Derivative financial instruments	38,105		30,760
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,036,133		2,033,894
Financial liabilities:
Derivative financial instruments	2,040,351		1,947,673
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	252
Financial liabilities:
Derivative financial instruments	5
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,658,789		1,724,401
Financial liabilities:
Derivative financial instruments	1,498,199		1,406,792
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial liabilities:
Derivative financial instruments	75		19
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,658,776		1,724,387
Financial liabilities:
Derivative financial instruments	1,498,112		1,406,759
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	13		14
Financial liabilities:
Derivative financial instruments	12		14
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	89,222		71,344
Financial liabilities:
Derivative financial instruments	137,319		105,349
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	63,480		48,154
Financial liabilities:
Derivative financial instruments	105,837		78,088
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	22,872		21,310
Financial liabilities:
Derivative financial instruments	31,482		27,261
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	2,870		1,880
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	10,672		6,516
Financial liabilities:
Derivative financial instruments	8,987		4,948
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	2,026		402
Financial liabilities:
Derivative financial instruments	2,054		464
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	8,646		6,114
Financial liabilities:
Derivative financial instruments	6,933		4,484
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,691		12,049
Financial liabilities:
Derivative financial instruments	9,533		8,465
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	8,217		7,382
Financial liabilities:
Derivative financial instruments	8,888		8,043
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	5,474		4,667
Financial liabilities:
Derivative financial instruments	645		422
At fair value [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets			5,948,792
Financial assets at fair value through profit or loss			18,751
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			4,307,274
Financial assets at fair value through profit or loss			541
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Available-for-sale financial assets			797,166
Financial assets at fair value through profit or loss			153
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Available-for-sale financial assets			844,352
Financial assets at fair value through profit or loss	19,153		18,057
Investment securities at fair value through other comprehensive income	454,442
At fair value [member] | Japanese government bonds [member]
Financial assets:
Available-for-sale financial assets			7,685,303
Debt investments	5,475,519
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			7,685,303
Debt investments	5,475,519
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Available-for-sale financial assets			3,246,646
Debt investments	4,669,634
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets			¥ 3,246,646
Debt investments	4,669,634
At fair value [member] | Investment securities [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,754,865
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	4,283,518
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	16,905
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Equity instruments at fair value through other comprehensive income	¥ 454,442